Share Capital (Tables)	6 Months Ended
Dec. 31, 2025
Share Capital [Abstract]
Schedule of Share Capital
	December 31, 2025		June 30, 2025
	Number of shares	Amount	Number of shares	Amount
		RM		RM
Issued and fully paid ordinary shares
As at the beginning and end of the period/year	1,765,256	23,308,795	1,765,256	23,308,795